FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2024	August 31, 2023

Cash (Rand)	$529	$1,918
Cash (USD)	3,147	4,934
Accounts receivable (Rand)	197	176
Accounts payable (Rand)	328	434